Putnam Strategic Volatility Equity Fund
Goal
Putnam Strategic Volatility Equity Fund seeks a total return in excess of that of the U.S. equity markets, but with comparable volatility, over a market cycle (generally at least three years or more).
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Strategic Volatility Equity Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Strategic Volatility Equity Fund		Class A	Class B	Class C	Class M	Class Y
Management fees	[1]	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%
Other expenses	[2]	1.82%	1.82%	1.82%	1.82%	1.82%
Total annual fund operating expenses		2.69%	3.44%	3.44%	3.19%	2.44%
Expense reimbursement	[3]	(1.56%)	(1.56%)	(1.56%)	(1.56%)	(1.56%)
Total annual fund operating expenses after expense reimbursement		1.13%	1.88%	1.88%	1.63%	0.88%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Strategic Volatility Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	684	1,222	1,787	3,315
Class B	691	1,212	1,855	3,446
Class C	291	912	1,655	3,617
Class M	510	1,158	1,830	3,618
Class Y	90	611	1,159	2,657

Expense Example, No Redemption - Putnam Strategic Volatility Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	191	912	1,655	3,446
Class C	191	912	1,655	3,617

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 127%.

Investments

The fund invests mainly in common stocks of large U.S. companies across all sectors. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. The fund expects to allocate its investments across sectors so that the fund’s portfolio approximately reflects sector weightings across the broader equity markets. Within each sector, the fund generally focuses its investments on those stocks that we believe are likely to have lower sensitivity to broader market or sector movements. We refer to these stocks as “low beta” stocks. Beta is a measurement of a stock’s anticipated sensitivity to price movements in a particular market, as measured by a market or sector index. A stock with a beta higher than 1.0 is generally expected to be more volatile than the index, and a stock with a beta of less than 1.0 should be less volatile than the index and may be expected to rise and fall in price more slowly than the market or sector. We generally emphasize investments within each sector in low beta stocks (measured relative to the S&P 500 Index) because we believe that, over a full market cycle (generally at least three years or more), a portfolio of low beta stocks combined with the options, total return swaps, and other derivative strategies described below, may be able to earn investment returns in excess of market returns, but with volatility comparable to the market, thus earning an attractive risk-adjusted return relative to the market

We intend to invest in total return swaps on market indices, the fund’s individual portfolio securities, or baskets of securities, and in other derivatives to increase the fund’s exposure to low beta stocks, which will create investment leverage.

We intend to write (sell) call options, generally on equity indices but also on individual portfolio securities. We sell call options to earn premium income. Selling call options may also reduce the volatility of the fund’s portfolio.

We intend to buy put options, generally on equity indices but also on individual portfolio securities. We buy put options to reduce the volatility of the fund’s portfolio by protecting the fund from the impact of significant market declines.

In addition to call options and put options, we may use derivatives, such as futures, options, warrants and swap contracts, for hedging purposes and to adjust the return and volatility characteristics of the fund’s investments. We may also make other investments, including in derivatives, intended to protect the fund from market volatility, or to take advantage of the potential for returns from instruments that perform well during periods of market volatility.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends, as well as general market conditions when deciding whether to buy or sell investments. As noted above, we will also consider the fund’s overall exposure to each sector.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company, industry or sector. There may be times when stocks in the fund’s portfolio exhibit higher volatility than we expect, are not correlated with market movements as we expect, or underperform the markets. By selling covered call options, the fund limits its opportunity to profit from an increase in the price of the underlying portfolio securities, but continues to bear the risk of a decline in the value of these securities. The fund also risks losing all or part of the cash paid for purchasing put options. Our use of leverage obtained through derivatives may increase the fund’s risk of loss by increasing investment exposure. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/16 3.29% Best calendar quarter Q4 2014 5.61% Worst calendar quarter Q3 2015 -3.55%
Average annual total returns after sales charges (for periods ending 12/31/15)
Average Annual Total Returns - Putnam Strategic Volatility Equity Fund	1 Year	Since Inception	Inception Date
Class A	(9.54%)	4.78%	Mar. 18, 2013
Class A | after taxes on distributions	(10.15%)	2.84%	Mar. 18, 2013
Class A | after taxes on distributions and sale of fund shares	(4.88%)	3.08%	Mar. 18, 2013
Class B	(9.32%)	5.29%	Mar. 18, 2013
Class C	(5.71%)	6.26%	Mar. 18, 2013
Class M	(7.84%)	5.15%	Mar. 18, 2013
Class Y	(3.77%)	7.31%	Mar. 18, 2013
S&P 500 Index (no deduction for fees, expenses or taxes)	1.38%	12.71%	Mar. 18, 2013

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.